Commitments and contingencies - Lease cash flow (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 118	$ 118	$ 157	$ 157
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases				$ 282
Weighted-average remaining lease term	9 months		1 year 2 months 12 days	2 years 6 months
Discount rate	7.00%		7.00%	7.00%